Schedule of Investments(a)
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.49%
Aerospace & Defense–2.93%
Hensoldt AG (Germany)	1,029,708	$30,912,749
Leonardo S.p.A. (Italy)	4,608,200	80,431,807
		111,344,556
Application Software–0.79%
Cerence, Inc.(b)(c)	1,498,900	30,007,978
Automotive Parts & Equipment–0.58%
Dana, Inc.	1,637,596	22,205,802
Coal & Consumable Fuels–0.60%
NexGen Energy Ltd. (Canada)(b)	1,783,500	13,663,617
NexGen Energy Ltd. (Canada)(b)(c)	1,217,500	9,301,700
		22,965,317
Commodity Chemicals–1.24%
Cabot Corp.	315,400	22,740,340
Orion S.A. (Germany)	1,079,100	24,171,840
		46,912,180
Communications Equipment–4.26%
Harmonic, Inc.(b)(c)	3,812,600	44,607,420
Lumentum Holdings, Inc.(b)(c)	2,134,382	117,262,947
		161,870,367
Construction & Engineering–4.38%
AECOM	525,818	46,371,890
Concrete Pumping Holdings, Inc.(b)	574,100	4,432,052
MasTec, Inc.(b)(c)	1,011,100	66,398,937
Orion Group Holdings, Inc.(b)	685,800	3,881,628
Primoris Services Corp.	1,377,634	45,186,395
		166,270,902
Construction Machinery & Heavy Transportation Equipment– 2.79%
Astec Industries, Inc.	225,878	8,041,257
Manitowoc Co., Inc. (The)(b)	985,600	15,868,160
Oshkosh Corp.	474,100	52,198,410
REV Group, Inc.	735,800	14,362,816
Terex Corp.(c)	249,200	15,308,356
		105,778,999
Copper–1.47%
Capstone Copper Corp. (Canada)(b)	7,627,300	37,556,418
ERO Copper Corp. (Brazil)(b)	1,157,717	18,126,329
		55,682,747
Diversified Chemicals–1.22%
Huntsman Corp.	1,885,163	46,261,900
Diversified Metals & Mining–2.59%
Hudbay Minerals, Inc. (Canada)(c)	8,002,000	44,411,100
Teck Resources Ltd., Class B (Canada)(c)	1,344,400	53,789,444
		98,200,544
Shares		Value
Education Services–1.62%
Adtalem Global Education, Inc.(b)(c)	1,219,400	$61,555,312
Electric Utilities–2.24%
NRG Energy, Inc.	1,605,100	85,134,504
Electrical Components & Equipment–4.17%
EnerSys	668,000	63,840,760
Vertiv Holdings Co., Class A	1,675,500	94,380,915
		158,221,675
Electronic Components–2.85%
Coherent Corp.(b)(c)	2,273,600	108,086,944
Electronic Manufacturing Services–1.40%
Benchmark Electronics, Inc.	517,000	14,021,040
Flex Ltd.(b)	1,648,400	39,133,016
		53,154,056
Food Distributors–2.53%
Performance Food Group Co.(b)	701,600	50,992,288
US Foods Holding Corp.(b)	978,971	45,042,456
		96,034,744
Gold–0.21%
Kinross Gold Corp. (Canada)	1,440,600	7,937,706
Health Care Distributors–1.20%
Henry Schein, Inc.(b)	608,100	45,510,204
Health Care Facilities–1.66%
Select Medical Holdings Corp.(c)	949,100	24,667,109
Universal Health Services, Inc., Class B	242,300	38,479,663
		63,146,772
Health Care Services–0.44%
Fresenius Medical Care AG (Germany)	430,903	16,654,229
Hotels, Resorts & Cruise Lines–4.13%
Expedia Group, Inc.(b)	677,800	100,538,074
Travel + Leisure Co.	1,388,276	56,114,116
		156,652,190
Household Products–1.68%
Spectrum Brands Holdings, Inc.(c)	813,159	63,930,561
Human Resource & Employment Services–1.62%
Kelly Services, Inc., Class A	366,410	7,529,725
ManpowerGroup, Inc.	587,100	43,527,594
TrueBlue, Inc.(b)	772,100	10,639,538
		61,696,857
Independent Power Producers & Energy Traders–1.99%
Vistra Corp.	1,840,200	75,503,406
Industrial Machinery & Supplies & Components–0.70%
Gates Industrial Corp. PLC(b)	2,056,100	26,482,568
IT Consulting & Other Services–0.70%
Converge Technology Solutions Corp. (Canada)	7,914,700	26,726,719

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
Life Sciences Tools & Services–1.91%
Avantor, Inc.(b)(c)	3,152,700	$72,480,573
Managed Health Care–1.10%
Molina Healthcare, Inc.(b)	116,900	41,667,836
Office Services & Supplies–0.84%
Interface, Inc.	366,620	4,549,754
MillerKnoll, Inc.	1,026,729	27,300,724
		31,850,478
Oil & Gas Drilling–0.76%
Patterson-UTI Energy, Inc.(c)	2,593,987	28,767,316
Oil & Gas Exploration & Production–9.74%
Advantage Energy Ltd. (Canada)(b)	3,578,600	23,476,702
APA Corp.	1,093,500	34,259,355
ARC Resources Ltd. (Canada)	3,877,400	60,218,016
Crescent Point Energy Corp. (Canada)	5,086,100	33,177,208
Enerplus Corp. (Canada)	1,577,700	22,906,545
Kosmos Energy Ltd. (Ghana)(b)(c)	7,122,900	43,164,774
Northern Oil and Gas, Inc.(c)	1,750,880	58,654,480
Ovintiv, Inc.	628,500	26,660,970
Southwestern Energy Co.(b)	8,544,700	55,113,315
Tamarack Valley Energy Ltd. (Canada)(c)	5,306,100	12,195,209
		369,826,574
Oil & Gas Storage & Transportation–1.21%
New Fortress Energy, Inc.(c)	1,384,123	45,994,407
Paper & Plastic Packaging Products & Materials–0.80%
Sealed Air Corp.	881,800	30,466,190
Passenger Ground Transportation–0.10%
Mobico Group PLC (United Kingdom)	3,590,860	3,885,731
Regional Banks–13.25%
East West Bancorp, Inc.	1,022,400	74,440,944
Five Star Bancorp	344,254	8,203,573
Huntington Bancshares, Inc.	6,836,858	87,033,202
Independent Bank Group, Inc.	549,900	26,587,665
Pinnacle Financial Partners, Inc.	1,099,000	97,129,620
Texas Capital Bancshares, Inc.(b)	428,800	26,156,800
Webster Financial Corp.	1,723,800	85,293,624
Western Alliance Bancorporation	1,537,700	98,351,292
		503,196,720
Research & Consulting Services–1.37%
KBR, Inc.	999,800	52,099,578
Restaurants–1.01%
Cheesecake Factory, Inc. (The)(c)	1,030,847	35,430,211
Marston’s PLC (United Kingdom)(b)	7,656,649	3,048,361
		38,478,572
Semiconductor Materials & Equipment–3.44%
Ichor Holdings Ltd.(b)(c)	520,280	18,834,136
MKS Instruments, Inc.(c)	710,913	75,676,689
Ultra Clean Holdings, Inc.(b)(c)	942,500	36,003,500
		130,514,325
Shares		Value
Semiconductors–3.01%
MaxLinear, Inc.(b)	3,597,650	$74,903,073
Silicon Motion Technology Corp., ADR (Taiwan)	624,829	39,351,730
		114,254,803
Silver–0.84%
Pan American Silver Corp. (Canada)(c)	2,364,213	31,964,160
Specialized Finance–1.26%
Burford Capital Ltd.	3,187,626	47,941,895
Specialty Chemicals–0.91%
Element Solutions, Inc.	1,561,600	34,714,368
Steel–1.21%
Carpenter Technology Corp.	746,130	45,954,147
Trading Companies & Distributors–2.74%
Air Lease Corp., Class A	891,200	37,261,072
DXP Enterprises, Inc.(b)	227,191	7,320,094
WESCO International, Inc.	342,700	59,465,304
		104,046,470
Total Common Stocks & Other Equity Interests (Cost $3,146,685,253)		3,702,033,882

Exchange-Traded Funds–0.77%
Global X Uranium ETF (Cost $19,370,495)(c)	962,300	29,176,936
Money Market Funds–2.24%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	29,821,127	29,821,127
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(d)(e)	20,923,396	20,935,950
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	34,081,288	34,081,288
Total Money Market Funds (Cost $84,832,704)		84,838,365
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.50% (Cost $3,250,888,452)		3,816,049,183
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.39%
Invesco Private Government Fund, 5.29%(d)(e)(f)	67,938,599	67,938,599
Invesco Private Prime Fund, 5.52%(d)(e)(f)	174,577,054	174,699,258
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $242,635,419)		242,637,857
TOTAL INVESTMENTS IN SECURITIES–106.89% (Cost $3,493,523,871)		4,058,687,040
OTHER ASSETS LESS LIABILITIES—(6.89)%		(261,453,439)
NET ASSETS–100.00%		$3,797,233,601
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,518,112	$303,686,895	$(288,383,880)	$-	$-	$29,821,127	$1,019,326
Invesco Liquid Assets Portfolio, Institutional Class	9,998,880	216,919,211	(205,988,486)	2,939	3,406	20,935,950	733,123
Invesco Treasury Portfolio, Institutional Class	16,592,129	347,070,737	(329,581,578)	-	-	34,081,288	1,163,147
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	61,733,491	564,155,774	(557,950,666)	-	-	67,938,599	2,446,596*
Invesco Private Prime Fund	159,859,183	1,080,925,201	(1,066,185,742)	6,546	94,070	174,699,258	6,526,332*
Total	$262,701,795	$2,512,757,818	$(2,448,090,352)	$9,485	$97,476	$327,476,222	$11,888,524

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/20/2024	Canadian Imperial Bank of Commerce	GBP	5,879,507	USD	7,488,560	$36,407
02/20/2024	Royal Bank of Canada	EUR	117,872,097	USD	129,470,829	1,991,058
Subtotal—Appreciation						2,027,465
Currency Risk
02/20/2024	Merrill Lynch International	USD	418,570	GBP	329,665	(726)
Total Forward Foreign Currency Contracts						$2,026,739

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,567,101,005	$134,932,877	$—	$3,702,033,882
Exchange-Traded Funds	29,176,936	—	—	29,176,936
Money Market Funds	84,838,365	242,637,857	—	327,476,222
Total Investments in Securities	3,681,116,306	377,570,734	—	4,058,687,040
Other Investments - Assets*
Forward Foreign Currency Contracts	—	2,027,465	—	2,027,465
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(726)	—	(726)
Total Other Investments	—	2,026,739	—	2,026,739
Total Investments	$3,681,116,306	$379,597,473	$—	$4,060,713,779

*	Unrealized appreciation (depreciation).
Invesco Small Cap Value Fund